Provisions and Other Non-Current Liabilities - Summary of Provisions and Other Non-Current Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Net defined benefit plan obligations		$ 551	$ 506
Other financial liabilities	[1]	241	234
Deferred compensation and employee incentives		77	99
Provisions		86	94
Other non-current liabilities		4	10
Total provisions and other non-current liabilities		$ 959	$ 943	[2]

[1]	Includes lease liabilities of $193 million (2021 - $197 million).
[2]	Amounts have been reclassified to reflect the current presentation.